Segment Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment Information
34.	Segment Information
(1) The management of the Group determines the operating and reporting segments based on the reported information when establishing the business strategy.

Details	Business service
ICT	Mobile/fixed line telecommunication service and convergence business, B2B business and others
Finance	Credit card business
Satellite TV Real estate	Satellite TV business Residential building development and supply
Others	Cable television service, IT, facility security and global business, and others

(2) Details of each segment for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021
(in millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,734,342	￦	1,170,920	￦	3,217,643
Finance		3,526,743		104,511		46,223
Satellite TV		665,081		61,398		60,980
Real estate		336,218		27,498		60,459
Others		6,474,858		390,903		327,202

Total		29,737,242		1,755,230		3,712,507
Elimination 2		(4,531,583)		(55,833)		(104,869)

Consolidated amount	￦	25,205,659	￦	1,699,397	￦	3,607,638

	2022
(in millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,697,269	￦	1,347,405	￦	3,105,807
Finance		3,615,307		119,805		47,638
Satellite TV		709,160		19,797		58,413
Real estate		474,954		113,134		65,457
Others		7,960,143		473,276		575,035

T otal		31,456,833		2,073,417		3,852,350
Elimination 2		(5,222,627)		(105,260)		(196,471)

Consolidated amount	￦	26,234,206	￦	1,968,157	￦	3,655,879

	2023
(in millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,698,964	￦	1,193,333	￦	3,183,408
Finance		3,723,286		91,591		37,150
Satellite TV		714,574		(70,170)		52,871
Real estate		499,997		73,496		70,653
Others		8,145,272		97,568		584,738

Total		31,782,093		1,385,818		3,928,820
Elimination 2		(5,186,848)		42,631		(118,689)

Consolidated amount	￦	26,595,245	￦	1,428,449	￦	3,810,131

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
2
Elimination for operating revenues is the difference between operating revenue included in the CODM report, which is based on Korean IFRS and operating revenue based on IFRS. Elimination for depreciation and amortization and operating revenues also included consolidated adjustments due to intercompany transactions with the group.

(3) Operating revenues for the years ended December 31, 2021, 2022 and 2023 and non-current assets as at December 31, 2022 and 2023 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2021		2022		2023		2022.12.31		2023.12.31
Domestic	￦	25,114,719	￦	26,074,349	￦	26,425,735	￦	20,845,214	￦	20,725,694
Overseas		90,940		159,857		169,510		270,490		183,344

Total	￦	25,205,659	￦	26,234,206	￦	26,595,245	￦	21,115,704	￦	20,909,038

1	Sum of property and equipment, intangible assets, investment properties and right-of-use assets.